SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments	Reportable Segment Measures

AS AT AND FOR THE YEAR ENDED DEC. 31, 2021 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Segments	Note
External revenues	$306	$169	$4,580	$11,941	$46,252	$9,923	$2,560	$75,731
Inter-segment and other revenues[1]	4,930	(18)	—	6	431	32	—	5,381	i
Segmented revenues	5,236	151	4,580	11,947	46,683	9,955	2,560	81,112
FFO from equity accounted investments[1]	558	63	187	1,697	448	742	111	3,806	ii
Interest expense	—	(414)	(892)	(1,502)	(1,503)	(3,225)	(68)	(7,604)	iii
Current income taxes	—	(38)	(43)	(402)	(537)	(77)	(17)	(1,114)	iv
FFO[1]	2,614	(370)	1,044	797	2,030	1,185	258	7,558	v
Common equity	4,905	(8,942)	5,264	3,022	3,565	32,004	2,392	42,210
Equity accounted investments	4,496	2,056	1,801	9,569	2,945	24,829	404	46,100
Additions to non-current assets[2]	—	1,332	5,001	18,248	14,161	21,918	171	60,831
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2021, $2.3 billion of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

AS AT AND FOR THE YEAR ENDED DEC. 31, 2020 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Segments	Note
External revenues	$246	$872	$4,085	$9,294	$37,161	$8,851	$2,243	$62,752
Inter-segment and other revenues[1]	3,278	(1)	—	7	614	32	—	3,930	i
Segmented revenues	3,524	871	4,085	9,301	37,775	8,883	2,243	66,682
FFO from equity accounted investments[1]	277	(17)	116	1,329	600	765	21	3,091	ii
Interest expense	—	(388)	(885)	(1,224)	(1,573)	(3,117)	(29)	(7,216)	iii
Current income taxes	—	(67)	(66)	(247)	(286)	(82)	(8)	(756)	iv
FFO[1]	1,776	(86)	1,044	569	935	876	66	5,180	v
Common equity	4,947	(6,986)	5,154	2,552	3,965	19,331	2,730	31,693
Equity accounted investments	4,530	830	1,444	10,530	2,623	21,024	346	41,327
Additions to non-current assets[2]	64	234	1,677	11,200	3,535	10,117	45	26,872
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2020, $1.2 billion of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

Summary of reconciliation of FFO from equity accounted investments	The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020
Consolidated equity accounted income (loss)	$2,451	$(79)
Non-FFO items from equity accounted investments[1]	1,355	3,170
FFO from equity accounted investments	$3,806	$3,091
1.Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments.

Schedule of components of income tax expense	The following table reconciles consolidated income taxes to current and deferred income taxes:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020
Current income tax expense	$(1,114)	$(756)
Deferred income tax expense	(1,210)	(81)
Income tax expense	$(2,324)	$(837)
The major components of income tax expense for the years ended December 31, 2021 and 2020 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020
Current income tax expense	$1,114	$756
Deferred income tax expense / (recovery)
Origination and reversal of temporary differences	1,044	(103)
(Recovery) / expense arising from previously unrecognized tax assets	(251)	2
Change of tax rates and new legislation	417	182
Total deferred income tax expense	1,210	81
Income tax expense	$2,324	$837

Summary of reconciliation of FFO to net income
The following table reconciles net income to total FFO:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Note	2021	2020
Net income		$12,388	$707
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		1,355	3,170
Fair value changes		(5,151)	1,423
Depreciation and amortization		6,437	5,791
Deferred income taxes		1,210	81
Realized disposition gains in fair value changes or equity	vi	2,861	1,554
Non-controlling interests in FFO		(11,542)	(7,546)
Total FFO		$7,558	$5,180

Summary of financial information by geographic regions
The company’s revenues by location of operations are as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020
U.S.	$19,694	$18,048
Canada	7,548	5,906
U.K.	21,497	16,032
Brazil	3,730	3,323
Europe	8,491	6,191
Australia	5,892	5,528
India	2,520	1,284
Colombia	1,890	1,762
Other Asia	2,708	2,388
Other	1,761	2,290
	$75,731	$62,752
The company’s consolidated assets by location are as follows:

AS AT DEC. 31 (MILLIONS)	2021	2020
U.S.	$172,952	$159,684
Canada	52,989	36,403
U.K.	36,740	31,598
Brazil	22,052	20,675
Europe	32,065	22,267
Australia	20,767	22,000
India	20,935	21,438
Colombia	11,065	10,919
Other Asia	12,866	9,343
Other	8,572	9,369
	$391,003	$343,696